Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss at beginning of period	$ (106,169)	$ (83,890)	$ (53,660)
Other comprehensive (loss) earnings before reclassifications, net of tax	53,148	(29,024)	(34,081)
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,907	6,745	3,851
Other comprehensive (loss) earnings, net of tax	62,055	(22,279)	(30,230)
Accumulated other comprehensive loss at end of period	(44,114)	(106,169)	(83,890)
Cumulative noncurrent deferred tax assets at end of period	31,467	73,588	58,277
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss at beginning of period	(108,189)	(84,204)	(54,245)
Other comprehensive (loss) earnings before reclassifications, net of tax	55,403	(30,105)	(33,228)
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,237	6,120	3,269
Other comprehensive (loss) earnings, net of tax	63,640	(23,985)	(29,959)
Accumulated other comprehensive loss at end of period	(44,549)	(108,189)	(84,204)
Cumulative noncurrent deferred tax assets at end of period	29,198	70,881	55,161
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss at beginning of period	6,157	5,076	5,929
Other comprehensive (loss) earnings before reclassifications, net of tax	(2,255)	1,081	(853)
Other comprehensive (loss) earnings, net of tax	(2,255)	1,081	(853)
Accumulated other comprehensive loss at end of period	3,902	6,157	5,076
Accumulated Net Gain Loss From Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss at beginning of period	(4,137)	(4,762)	(5,344)
Amounts reclassified from accumulated other comprehensive loss, net of tax	670	625	582
Other comprehensive (loss) earnings, net of tax	670	625	582
Accumulated other comprehensive loss at end of period	(3,467)	(4,137)	(4,762)
Cumulative noncurrent deferred tax assets at end of period	$ 2,269	$ 2,707	$ 3,116